                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4975
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                          MFS MULTIMARKET INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 07/31/05


MFS(R) MULTIMARKET INCOME TRUST

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) MULTIMARKET INCOME TRUST
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
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
BONDS - 90.8%
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ADVERTISING & BROADCASTING - 3.0%
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Allbritton Communications Co., 7.75%, 2012                                               $     795,000            $       795,994
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Azteca Holdings S.A. de C. V., 10.75%, 2008                                                     15,185                     15,488
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Azteca Holdings S.A. de C. V., 12.25%, 2008                                                     11,250                     12,038
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DIRECTV Holdings LLC, 8.375%, 2013                                                           1,934,000                  2,144,323
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Echostar DBS Corp., 6.375%, 2011                                                             4,205,000                  4,189,231
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Innova S. de R. L., 9.375%, 2013                                                               469,000                    529,970
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Intelsat Ltd., 8.625%, 2015#                                                                   580,000                    617,700
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Lamar Media Corp., 7.25%, 2013                                                               2,370,000                  2,518,125
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Liberty Media Corp., 5.7%, 2013                                                              2,799,000                  2,590,410
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News America Holdings, 7.7%, 2025                                                            2,217,000                  2,635,665
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Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                      1,000,000                    950,000
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                                                                                                                  $    16,998,944
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AEROSPACE - 0.1%
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Rolls-Royce PLC, 6.375%, 2007                                                   EUR            300,000            $       389,150
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AIRLINES - 0.6%
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Continental Airlines, Inc., 6.545%, 2019                                                 $   2,265,332            $     2,259,363
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Continental Airlines, Inc., 7.566%, 2020                                                     1,049,526                    891,167
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                                                                                                                  $     3,150,530
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APPAREL MANUFACTURERS - 0%
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Quicksilver, Inc., 6.875%, 2015#                                                         $     110,000            $       110,825
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ASSET BACKED & SECURITIZED - 10.8%
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Airplane Pass-Through Trust, 10.875%, 2019**                                             $     246,925            $           741
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Amresco Commercial Mortgage Funding I, 7%, 2029                                              3,570,000                  3,659,500
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ARCap, Inc., 6.1%, 2045#                                                                     2,000,000                  1,880,000
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Asset Securitization Corp., FRN, 8.2914%, 2029                                               1,877,956                  1,930,367
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Chalet Finance 1 PLC, 2.323%, 2013                                              EUR            300,000                    364,247
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Commercial Mortgage Acceptance Corp., 5.44%, 2030#                                       $   3,500,000                  3,521,121
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Countrywide Asset-Backed Certificates, 4.575%, 2035                                            614,000                    610,788
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CPS Auto Receivables Trust, 2.89%, 2009#                                                       481,646                    476,228
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Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                            2,384,781                  2,555,019
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Crest Ltd., 7%, 2040#                                                                        2,000,000                  1,903,029
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DEPFA Bank, 5.5%, 2010                                                          EUR            960,000                  1,302,246
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Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                    $   1,847,000                  1,763,885
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DLJ Commercial Mortgage Corp., 6.04%, 2031                                                   2,000,000                  2,001,589
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Europa Ltd., FRN, 2.431%, 2027                                                  EUR             93,550                    113,499
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Falcon Franchise Loan LLC, FRN, 4.1108%, 2025^                                           $   8,875,217                  1,514,186
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First Union National Bank Commercial Mortgage Trust, FRN, 1.2063%, 2043#^                   30,671,299                  1,333,208
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First Union-Lehman Brothers Bank of America, FRN, 0.6976%, 2035^                            72,180,633                  1,443,086
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First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029#                             1,847,000                  2,037,900
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First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                       1,846,973                  2,123,392
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GE Capital Commercial Mortgage Corp., 6.496%, 2033                                           2,384,781                  2,567,262
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GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                       2,542,000                  2,401,712
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GMAC Commercial Mortgage Securities, Inc., FRN, 7.9079%, 2034#                               1,853,000                  2,014,052
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Granites Mortgages PLC, 5.15% to 2007, FRN to 2042                              EUR            350,000                    443,600
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J. P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 3.5881%, 2046              $   2,592,895                  2,592,984
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Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1567%, 2030^                      19,036,718                    572,244
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Morgan Stanley Capital I, Inc., 6.86%, 2010                                                  2,215,000                  2,266,147
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Morgan Stanley Capital I, Inc., 1.3399%, 2039#^                                             14,915,475                  1,235,001
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Mortgage Capital Funding, Inc., 7.214%, 2007                                                 2,250,000                  2,341,410
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Mortgage Capital Funding, Inc., 6.337%, 2031                                                 2,177,957                  2,260,453
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Mortgage Capital Funding, Inc., FRN, 0.9824%, 2031^                                         20,601,020                    378,674
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Multi-Family Capital Access One, Inc., 6.65%, 2024                                             122,977                    128,709
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Prudential Securities Secured Financing Corp., FRN, 7.4094%, 2013#                           2,581,000                  2,836,789
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RMAC PLC, 2.313%, 2036#                                                         EUR            230,000                    279,048
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Structured Asset Securities Corp., FRN, 4.67%, 2035                                      $   4,570,839                  4,512,689
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TIAA Real Estate CDO Ltd., 7.17%, 2032#                                                      3,053,959                  3,156,534
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                                                                                                                  $    60,521,339
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AUTOMOTIVE - 3.4%
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Affinia Group, Inc., 9%, 2014#                                                        $ 120,000         $ 96,000
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Continental AG, 6.875%, 2008                                                    EUR            100,000                    136,574
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DaimlerChrysler N. A. Holdings Corp., 8.5%, 2031                                         $   1,251,000                  1,603,464
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DaimlerChrysler N. A. Holdings Corp., 5.625%, 2007                              EUR            100,000                    126,518
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Ford Motor Credit Co., 5.625%, 2008                                                      $     410,000                    391,858
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Ford Motor Credit Co., 5.7%, 2010                                                            1,102,000                  1,038,571
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Ford Motor Credit Co., 7.875%, 2010                                                          2,058,000                  2,077,158
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General Motors Acceptance Corp., 6%, 2006                                       EUR            375,000                    466,358
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General Motors Acceptance Corp., 6.125%, 2008                                            $     315,000                    312,823
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General Motors Acceptance Corp., 5.85%, 2009                                                   620,000                    598,960
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General Motors Acceptance Corp., 6.75%, 2014                                                 1,196,000                  1,126,493
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General Motors Corp., 8.375%, 2033                                                           2,581,000                  2,329,353
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Lear Corp., 8.11%, 2009                                                                      5,290,000                  5,482,053
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Navistar International Corp., 7.5%, 2011                                                     1,155,000                  1,192,538
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TRW Automotive, Inc., 9.375%, 2013                                                           1,692,000                  1,895,040
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TRW Automotive, Inc., 11%, 2013                                                                130,000                    150,800
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                                                                                                                  $    19,024,561
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BANKS & CREDIT COMPANIES - 3.2%
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ATF Bank JSC, 9.25%, 2012#                                                               $      17,000            $        17,265
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Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014#                                 3,145,000                  3,196,106
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Bank of Ireland, 7.4%, 2049                                                     EUR            500,000                    728,939
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BNP Paribas Capital Trust III, 6.625%, 2049                                     EUR            100,000                    142,806
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BNP Paribas, 5.186% to 2015, FRN to 2049#                                                $   2,099,000                  2,083,186
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Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049#                                  642,000                    620,116
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Credit Suisse Group, 7.974%, 2010                                               EUR            265,000                    387,063
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HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049#                                    $   1,543,000                  1,631,681
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J. P. Morgan Chase & Co., 5.125%, 2014                                                       2,755,000                  2,771,530
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Kazkommerts International B. V., 10.125%, 2007#                                                122,000                    132,248
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Kazkommerts International B. V., 10.125%, 2007                                                 128,000                    138,752
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Kazkommerts International B. V., 8.5%, 2013                                                     84,000                     89,544
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Mizuho Financial Group, Inc., 4.75%, 2014#                                      EUR            127,000                    162,652
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Mizuho Financial Group, Inc., 5.79%, 2014#                                               $   1,633,000                  1,699,595
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National Westminster Bank PLC, 6.625% to 2009, FRN to 2049                      EUR            330,000                    456,087
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RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                        $     833,000                    908,230
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SG Capital Trust I, 7.875%, 2049                                                EUR            300,000                    435,485
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Turanalem Finance B. V., 8%, 2014#                                                       $     940,000                    943,525
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VTB Capital S.A., 7.5%, 2011                                                                    49,000                     52,616
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VTB Capital S.A., 6.25%, 2035#                                                               1,079,000                  1,076,303
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                                                                                                                  $    17,673,729
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BROADCAST & CABLE TV - 2.6%
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Charter Communications, Inc., 8.625%, 2009                                               $   1,000,000            $       800,000
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Cox Communications, Inc., 4.625%, 2013                                                       1,744,000                  1,666,997
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CSC Holdings, Inc., 8.125%, 2009                                                             1,969,000                  2,028,070
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Lenfest Communications, Inc., 10.5%, 2006                                                      500,000                    522,894
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Mediacom Broadband LLC, 9.5%, 2013                                                             490,000                    501,025
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Rogers Cable, Inc., 5.5%, 2014                                                               1,975,000                  1,886,125
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TCI Communications Financing III, 9.65%, 2027                                                5,000,000                  5,529,385
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TCI Communications, Inc., 9.8%, 2012                                                         1,135,000                  1,416,403
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                                                                                                                  $    14,350,899
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BROKERAGE & ASSET MANAGERS - 1.2%
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Goldman Sachs Group, Inc., 5.7%, 2012                                                    $   2,665,000            $     2,781,085
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Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                 2,538,000                  2,768,113
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Refco Finance Holdings LLC, 9%, 2012                                                           860,000                    928,800
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                                                                                                                  $     6,477,998
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BUILDING - 0%
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Texas Industries, Inc., 7.25%, 2013#                                                     $      90,000            $        94,950
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BUSINESS SERVICES - 0.5%
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Iron Mountain, Inc., 7.75%, 2015                                                         $     460,000            $       473,800
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Xerox Corp., 7.625%, 2013                                                                    2,010,000                  2,145,675
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                                                                                                                  $     2,619,475
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CHEMICALS - 1.6%
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Akzo Nobel N. V., 5.625%, 2009                                                  EUR            100,000            $       132,791
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BCP Crystal Holdings Corp., 9.625%, 2014                                                 $     413,000                    466,690
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Equistar Chemicals LP, 10.625%, 2011                                                         1,225,000                  1,365,875
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Hercules, Inc., 6.75%, 2029                                                                  1,890,000                  1,887,638
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Huntsman International LLC, 10.125%, 2009                                                      575,000                    593,688
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Kronos International, Inc., 8.875%, 2009                                        EUR             95,000                    122,174
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Linde Finance B. V., 6% to 2013, FRN to 2049                                    EUR            101,000                    132,034
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Lyondell Chemical Co., 11.125%, 2012                                                     $   1,330,000                  1,507,888
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Methanex Corp., 6%, 2015                                                                       461,000                    459,709
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Nalco Co., 7.75%, 2011                                                                         695,000                    739,306
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Nova Chemicals Corp., 6.5%, 2012                                                               915,000                    909,281
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Rhodia S.A., 8.875%, 2011                                                                      560,000                    543,200
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Rockwood Specialties Group, Inc., 7.5%, 2014#                                                  100,000                    101,000
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                                                                                                                  $     8,961,274
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CONGLOMERATES - 0%
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Thyssenkrupp Finance B. V., 7%, 2009                                            EUR            100,000            $       137,073
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CONSTRUCTION - 0.6%
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D. R. Horton, Inc., 8%, 2009                                                             $   1,880,000            $     2,045,041
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M/I Homes, Inc., 6.875%, 2012#                                                               1,325,000                  1,278,625
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                                                                                                                  $     3,323,666
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CONSUMER GOODS & SERVICES - 0.3%
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ASSA ABLOY AB, 5.125%, 2006                                                     EUR             30,000            $        37,706
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Church & Dwight, Inc., 6%, 2012                                                          $     805,000                    807,013
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Service Corp. International, 7%, 2017#                                                         560,000                    574,700
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Sodexho Alliance S.A., 5.875%, 2009                                             EUR            100,000                    133,175
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                                                                                                                  $     1,552,594
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CONTAINERS - 0.6%
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Crown European Holdings S.A., 9.5%, 2011                                                 $   1,580,000            $     1,738,000
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Huntsman Packaging Corp., 13%, 2010                                                            190,000                    153,900
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Owens-Brockway Glass Container, Inc., 8.875%, 2009                                             515,000                    544,613
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Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              925,000                  1,000,156
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                                                                                                                  $     3,436,669
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DEFENSE ELECTRONICS - 0.3%
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L-3 Communications Holdings, Inc., 5.875%, 2015                                          $   1,630,000            $     1,593,325
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ELECTRONICS - 0.3%
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Flextronics International Ltd., 6.5%, 2013                                               $   1,880,000            $     1,936,400
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EMERGING MARKET QUASI-SOVEREIGN - 1.7%
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Gaz Capital S.A., 8.625%, 2034                                                           $      91,000            $       111,966
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Gazprom OAO, 9.625%, 2013                                                                      990,000                  1,202,850
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Gazprom OAO, 8.625%, 2034#                                                                   1,425,000                  1,756,313
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Pemex Finance Ltd., 9.69%, 2009                                                                769,250                    847,137
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Pemex Project Funding Master Trust, 7.375%, 2014                                             1,221,000                  1,349,205
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Pemex Project Funding Master Trust, 8.625%, 2022                                               690,000                    837,660
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Pemex Project Funding Master Trust, 9.5%, 2027#                                                122,000                    158,600
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Petronas Capital Ltd., 7.875%, 2022                                                          1,604,000                  2,005,864
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Petronas Capital Ltd., 7.875%, 2022#                                                           987,000                  1,234,282
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                                                                                                                  $     9,503,877
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EMERGING MARKET SOVEREIGN - 5.5%
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Banco de La Republica Oriental del Uruguay, 10.5%, 2006                         UYU          1,005,971            $        44,506
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Dominican Republic, 9.5%, 2011                                                           $      26,000                     28,080
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Federal Republic of Brazil, 4.3125%, 2012                                                    3,363,337                  3,258,401
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Federal Republic of Brazil, 8%, 2014                                                         1,409,079                  1,428,454
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Federal Republic of Brazil, 8.875%, 2019                                                     1,074,000                  1,110,516
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Federal Republic of Brazil, 4.25%, 2024                                                        371,000                    350,595
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Federal Republic of Brazil, 8.875%, 2024                                                        89,000                     90,335
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Federal Republic of Brazil, 11%, 2040                                                           24,000                     28,200
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Republic of Argentina, 3.01%, 2012                                                           5,081,000                  3,986,083
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Republic of Argentina, 5.83%, 2033                                              ARS            615,979                    264,583
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Republic of Argentina, 8.28%, 2033                                                       $      79,954                     77,276
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Republic of Colombia, 8.25%, 2014                                                               21,000                     22,050
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Republic of Colombia, 11.75%, 2020                                                               8,000                     10,320
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Republic of Colombia, 10.375%, 2033                                                             52,000                     61,620
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Republic of El Salvador, 8.25%, 2032                                                            50,000                     54,000
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Republic of El Salvador, 7.65%, 2035#                                                           29,000                     29,290
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Republic of Guatemala, 8.125%, 2034#                                                            24,000                     26,220
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Republic of Indonesia, 7.25%, 2015#                                                             23,000                     23,230
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Republic of Panama, 9.375%, 2023                                                             1,109,000                  1,380,705
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Republic of Panama, 9.375%, 2029                                                               319,000                    399,867
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Republic of Peru, 8.75%, 2033                                                                  639,000                    723,987
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Republic of Philippines, 9.375%, 2017                                                           62,000                     66,030
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Republic of Philippines, 9.5%, 2030                                                             86,000                     86,697
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Republic of South Africa, 9.125%, 2009                                                         477,000                    545,569
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Republic of South Africa, 8.5%, 2017                                                           379,000                    474,698
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Republic of Turkey, 7.25%, 2015                                                                395,000                    405,112
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Republic of Turkey, 7%, 2020                                                                   302,000                    291,053
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Republic of Turkey, 11.875%, 2030                                                               48,000                     68,220
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Republic of Turkey, 8%, 2034                                                                    87,000                     89,719
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Republic of Ukraine, 6.875%, 2011                                                              100,000                    105,125
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Republic of Uruguay, 7.5%, 2015                                                                 19,000                     18,715
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Republic of Venezeula, 8.5%, 2014                                                              108,000                    112,050
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Republic of Venezuela, 9.25%, 2027                                                             110,000                    114,565
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Republic of Venezuela, 9.25%, 2027                                                              24,000                     24,996
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Russian Federation, 3%, 2008                                                                 2,998,000                  2,819,319
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Russian Federation, 3%, 2011                                                                 3,270,000                  2,861,250
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Russian Federation, 11%, 2018                                                                1,175,000                  1,740,410
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Russian Federation, 5% to 2007, 7.5% to 2030                                                   870,000                    964,656
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Russian Ministry of Finance, 12.75%, 2028                                                       17,000                     30,576
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State of Qatar, 9.75%, 2030                                                                    754,000                  1,136,655
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United Mexican States, 6.625%, 2015                                                            875,000                    945,875
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United Mexican States, 8.125%, 2019                                                          1,520,000                  1,837,680
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United Mexican States, 8.3%, 2031                                                              434,000                    536,424
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United Mexican States, 7.5%, 2033                                                            2,015,000                  2,306,168
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                                                                                                                  $    30,979,880
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ENERGY - INDEPENDENT - 1.2%
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Chesapeake Energy Corp., 7.5%, 2014                                                      $     580,000            $       627,850
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Chesapeake Energy Corp., 6.875%, 2016                                                        1,495,000                  1,551,063
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Forest Oil Corp., 7.75%, 2014                                                                  950,000                  1,016,500
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Newfield Exploration Co., 6.625%, 2014                                                         390,000                    408,525
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Ocean Energy, Inc., 4.375%, 2007                                                               908,000                    902,136
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Plains Exploration & Production Co., 7.125%, 2014                                            1,080,000                  1,166,400
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Vintage Petroleum, Inc., 8.25%, 2012                                                           950,000                  1,029,563
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                                                                                                                  $     6,702,037
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ENERGY - INTEGRATED - 0.5%
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Amerada Hess Corp., 7.3%, 2031                                                           $   1,555,000            $     1,845,062
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Tyumen Oil Co., 11%, 2007                                                                      789,000                    875,790
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                                                                                                                  $     2,720,852
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ENTERTAINMENT - 0.5%
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AMC Entertainment, Inc., 9.5%, 2011                                                      $     599,000            $       594,508
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Loews Cineplex Entertainment Corp., 9%, 2014#                                                  935,000                    911,625
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Six Flags, Inc., 9.75%, 2013                                                                   685,000                    668,731
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Turner Broadcasting System, Inc., 8.375%, 2013                                                 419,000                    504,839
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                                                                                                                  $     2,679,703
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Financial Institutions - 1.6%
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American General Finance Corp., 4.875%, 2012                                             $   2,752,000            $     2,726,442
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Berkshire Hathaway Finance Corp., 5.1%, 2014                                                 4,500,000                  4,522,478
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Capital One Bank, 4.25%, 2008                                                                1,296,000                  1,277,147
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MBNA Europe Funding PLC, 6.5%, 2007                                             EUR            150,000                    193,168
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,719,235
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FOOD & NON-ALCOHOLIC BEVERAGES - 0.3%
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Allied Domecq Financial Services PLC, 5.875%, 2009                              EUR            125,000            $       165,093
---------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                     $     590,000                    643,100
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Chaoda Modern Agriculture Holdings, 7.75%, 2010#                                                53,000                     51,808
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Smithfield Foods, Inc., 7%, 2011                                                               950,000                    995,125
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                                                                                                                  $     1,855,126
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FOREST & PAPER PRODUCTS - 2.1%
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Abitibi-Consolidated, Inc., 6.95%, 2006                                                  $   1,563,000            $     1,594,260
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Abitibi-Consolidated, Inc., 7.75%, 2011                                                      1,580,000                  1,611,600
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Buckeye Technologies, Inc., 8.5%, 2013                                                         795,000                    820,838
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Corporacion Durango S.A. de C. V., 7.5%, 2012                                                    7,091                      5,602
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Georgia-Pacific Corp., 9.375%, 2013                                                          1,975,000                  2,231,750
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International Paper Co., 5.375%, 2006                                           EUR            140,000                    174,832
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MDP Acquisitions PLC, 9.625%, 2012                                                       $     640,000                    646,400
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MeadWestvaco Corp., 6.8%, 2032                                                                 679,000                    778,568
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Norske Skog Canada Ltd., 7.375%, 2014                                                        1,210,000                  1,197,900
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Packaging Corp. of America, 5.75%, 2013                                                      2,500,000                  2,456,098
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Sino-Forest Corp., 9.125%, 2011#                                                                19,000                     20,663
---------------------------------------------------------------------------------------------------------------------------------
UPM Kymmene Corp., 6.125%, 2012                                                 EUR            100,000                    138,803
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,677,314
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                                                $     460,000            $       489,900
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Boyd Gaming Corp., 6.75%, 2014                                                               1,140,000                  1,178,475
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Caesars Entertainment, Inc., 8.125%, 2011                                                    1,520,000                  1,734,700
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Harrah's Operating Co., Inc., 5.625%, 2015#                                                  1,018,000                  1,031,320
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Host Marriott LP, 7.125%, 2013                                                                 950,000                    991,563
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Host Marriott LP, 6.375%, 2015                                                                 200,000                    198,000
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Mandalay Resort Group, 9.375%, 2010                                                            950,000                  1,059,250
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MGM Mirage, Inc., 8.375%, 2011                                                               2,530,000                  2,773,513
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NCL Corp., 10.625%, 2014#                                                                    1,000,000                  1,065,000
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Pinnacle Entertainment, Inc., 8.75%, 2013                                                      505,000                    544,138
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                       1,720,000                  1,892,000
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                                                     370,000                    396,825
---------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012#                                                           125,000                    126,563
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                      1,955,000                  2,189,600
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                              870,000                    891,750
---------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                               345,000                    335,944
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    16,898,541
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011#                                                   $     575,000            $       621,000
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                   1,465,000                  1,047,475
---------------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014                                                       1,270,000                  1,282,700
---------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                           80,000                     78,400
---------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                             205,000                    224,475
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,254,050
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing X, 6.9%, 2032#                                           $   2,384,000            $     2,858,843
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 6.5%, 2034                                                         1,192,000                  1,352,040
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                       1,985,000                  1,999,483
---------------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008#                                                        1,230,000                  1,299,355
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,509,721
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049                                                          EUR            140,000            $       186,141
---------------------------------------------------------------------------------------------------------------------------------
ASIF III, 3.5%, 2009                                                            EUR            100,000                    124,032
---------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                  $     415,000                    420,823
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                       1,464,000                  1,493,697
---------------------------------------------------------------------------------------------------------------------------------
Willis Group North America, 5.125%, 2010                                                     2,275,000                  2,264,528
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,489,221
---------------------------------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 4.75%, 2006                                     EUR            750,000            $       933,944
---------------------------------------------------------------------------------------------------------------------------------
Vattenfall Treasury AB, 6%, 2010                                                EUR            125,000                    171,337
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,105,281
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 12.1%
---------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                               CAD            435,000            $       371,891
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                         EUR          5,506,000                  6,902,561
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                        EUR            770,000                    973,880
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                        EUR            425,000                    723,622
---------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                            AUD          1,201,000                    988,105
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                               CAD            891,000                    795,255
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                CAD            189,000                    161,634
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                             NZD            902,000                    643,318
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                                           NZD          6,747,000                  4,839,587
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6%, 2015                                             NZD          2,207,000                  1,538,911
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                             EUR          3,295,000                  4,211,712
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                             EUR          2,965,000                  3,762,310
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Norway, 6.5%, 2013                                                   NOK          3,389,000                    629,889
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                      EUR          3,232,000                  4,264,961
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                   EUR          4,056,000                  5,605,665
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                 EUR          2,454,000                  3,180,254
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                   EUR          2,918,000                  3,602,224
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                               EUR          2,255,000                  3,174,639
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                 EUR          4,515,000                  5,734,162
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                                    EUR            215,000                    275,712
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 5%, 2012                                                    EUR            400,000                    546,740
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 5%, 2016                                                    EUR            207,000                    289,751
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                    EUR            204,000                    329,013
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                EUR          5,031,000                  6,360,727
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                 EUR            649,000                    880,366
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                            GBP          1,439,000                  2,684,187
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                               GBP          1,881,000                  4,328,182
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    67,799,258
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 6%, 2009                                                         $   1,200,000            $     1,185,000
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                               767,000                    866,710
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                       620,000                    674,250
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                               405,000                    393,863
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,119,823
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25%, 2012                                                     $     950,000            $     1,045,000
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                       2,296,000                  2,572,110
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013#                                                                    300,000                    309,750
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015#                                           410,000                    412,050
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                       2,400,000                  2,693,287
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                      2,075,000                  2,123,812
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,156,009
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                      $   1,015,000            $     1,073,363
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                             340,000                    360,400
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                           1,220,000                  1,216,950
---------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                  795,000                    874,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,525,213
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2016                                                              $   1,431,092            $     1,478,859
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2032                                                                2,664,249                  2,759,129
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,237,988
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Honolulu, HI, City & County Rev., "A", 5%, 2015                                          $   2,520,000            $     2,774,293
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015#                                                       $   1,030,000            $     1,091,800
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                           $     440,000            $       480,121
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                             1,250,000                  1,462,915
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015#                                                       85,000                     84,044
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.65%, 2034                                                2,000,000                  2,157,526
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                 2,775,000                  3,337,920
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                  1,123,000                  1,145,317
---------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                 1,040,000                  1,134,831
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                             1,500,000                  1,856,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,658,924
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.05%, 2011                                                                  $     450,000            $       513,563
---------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.75%, 2031                                                                      1,715,000                  2,220,925
---------------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C. V., 11%, 2013                                                                  27,000                     29,633
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                 3,213,000                  3,580,535
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                     1,785,000                  1,994,738
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                                     1,420,000                  1,380,950
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8.125%, 2012                      EUR            130,000                    203,026
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8.75%, 2030                                $   1,477,000                  1,975,716
---------------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                              1,130,000                  1,209,100
---------------------------------------------------------------------------------------------------------------------------------
Espirit Telecom Group PLC, 10.875%, 2008**                                                     165,000                          0
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., FRN, 7.2%, 2006                                                           105,000                    106,865
---------------------------------------------------------------------------------------------------------------------------------
OTE Telecommunications PLC, 6.125%, 2007                                        EUR            195,000                    248,990
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                $   1,890,000                  1,970,325
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                      950,000                  1,040,250
---------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010                                                              395,000                    454,250
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034#                                                            2,020,000                  2,049,460
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S. p. A., 5.625%, 2007                                           EUR            300,000                    380,176
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                     $   4,590,000                  5,279,239
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    24,637,741
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc., 7.75%, 2014                                                     $     760,000            $       806,550
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Peloil, 5.265%, 2011#                                                         353,000                    353,282
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,159,832
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
CITGO Petroleum Corp., 6%, 2011                                                          $     950,000            $       954,750
---------------------------------------------------------------------------------------------------------------------------------
Hurricane Finance B. V., 9.625%, 2010                                                           13,000                     14,235
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                     1,200,000                  1,296,000
---------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                            1,331,000                  1,471,596
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,736,581
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp., 6.5%, 2033                                                        $   1,002,000            $     1,188,146
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                           $     945,000            $       982,800
---------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement, 5.875%, 2008                                              EUR            250,000                    330,053
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,312,853
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                       $      28,000            $        27,440
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Bertelsmann U.S. Finance, Inc., 4.625%, 2010                                    EUR            148,000            $       191,075
---------------------------------------------------------------------------------------------------------------------------------
Cenveo, Inc., 9.625%, 2012                                                               $   1,050,000                  1,134,000
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                             1,235,000                  1,355,413
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                               567,000                    646,380
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                            895,000                    901,713
---------------------------------------------------------------------------------------------------------------------------------
Pearson PLC, 6.125%, 2007                                                       EUR            135,000                    172,299
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 5.75%, 2008                                        EUR            125,000                    164,775
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,565,655
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Societe Nationale des Chemins de Fer Francais, 7.5%, 2008                       EUR            750,000            $     1,027,931
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 10.25%, 2007                                                          $      21,000                     22,418
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 9.375%, 2012#                                                               817,000                    874,190
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 12.5%, 2012                                                                 325,000                    382,688
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,307,227
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 4.6%, 2010#                                                     $   1,375,000            $     1,353,143
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                            $     365,000            $       386,900
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 9.55%, 2008                                                                       2,710,000                  3,090,170
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                            2,294,000                  2,198,148
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125%, 2010                                                                   635,000                    654,844
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,330,062
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0%
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A., 4.625%, 2011                             EUR            125,000            $       162,363
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                             $     825,000            $       874,500
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
European Investment Bank, 5.375%, 2012                                          EUR            750,000            $     1,048,916
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., 6.375%, 2035                                                $      38,000            $        36,940
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 520,000                    585,650
---------------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 11.5%, 2008**                                                           2,515,000                          0
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008#                                                           19,000                     20,435
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010#                                                         320,000                    334,400
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                     2,760,000                  2,853,150
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                            950,000                    964,250
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                              980,000                  1,070,650
---------------------------------------------------------------------------------------------------------------------------------
Telemig Cellular Participacoes S.A., 8.75%, 2009#                                               18,000                     18,630
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, 5.75%, 2006                                                 EUR            140,000                    176,797
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,060,902
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625%, 2008                                                EUR             75,000            $        97,263
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                       $   2,508,000                  2,570,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,667,963
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                       $     552,000            $       527,850
---------------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                        210,000                    218,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       746,250
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Freddic Mac, 4.2%, 2007                                                                  $  14,300,000            $    14,201,359
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.375%, 2015                                                                    8,830,000                  8,666,230
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                   1,452,768                  1,497,192
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    24,364,781
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTED OBLIGATIONS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                            $   5,266,261            $     5,323,653
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008##                                                      $  10,461,417            $    10,964,873
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                    $   4,562,000            $     5,315,570
---------------------------------------------------------------------------------------------------------------------------------
BVPS II Funding Corp., 8.68%, 2017                                                             799,000                    894,169
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                                                        1,250,000                  1,368,479
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                   550,000                    618,063
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                      2,350,000                  2,567,375
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                   691,000                    843,875
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010#                                                           410,000                    453,050
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                           1,420,000                  1,629,069
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                   1,735,000                  1,845,872
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                               2,355,000                  2,532,501
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                         700,000                    790,017
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                  2,437,000                  2,354,693
---------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                        1,045,000                  1,086,800
---------------------------------------------------------------------------------------------------------------------------------
National Grid Group Finance PLC, 5.25%, 2006                                    EUR            200,000                    249,798
---------------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015#                                                          $   1,965,000                  2,014,125
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014#                                                            1,695,000                  1,745,850
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                     960,000                  1,027,200
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                          863,000                    895,363
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                           490,000                    536,550
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                             20,000                     22,250
---------------------------------------------------------------------------------------------------------------------------------
RWE Finance B. V., 5.375%, 2008                                                 EUR              6,000                      7,806
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014#                                             $   2,605,001                  2,552,172
---------------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 7.5%, 2010                                                                  950,000                  1,033,125
---------------------------------------------------------------------------------------------------------------------------------
Tenaska Alabama Partners LP, 7%, 2021#                                                         225,000                    233,438
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014#                                                                 600,000                    630,000
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024#                                                                       2,660,000                  2,624,031
---------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                               1,937,760                  2,114,212
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    37,985,453
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $498,879,003)                                                                       $   510,629,881
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Daewoo International Corp.                                                                       2,150            $        31,813
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0%
---------------------------------------------------------------------------------------------------------------------------------
Daewoo Engineering & Construction Co., Ltd.                                                     10,439            $        93,444
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C. V                                                                 2,068            $         1,171
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.*                                                        19,975            $             0
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.                                                                              5,720            $       602,888
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                          2,302            $       191,780
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,183,531)                                                                        $       921,096
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5% (Identified Cost, $1,177,235)                             22,511            $       938,934
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0%
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75% (Identified Cost, $139,485)                                    5,100            $       137,853
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%                                            STRIKE PRICE    FIRST EXERCISE          SHARES                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay (Emerging Market Sovereign)*          N/A             N/A          1,250,000            $             0
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*     $   0.14         1/28/97              1,625                          0
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*         0.14         1/28/97                700                          0
---------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                20.78         5/29/03                777                        171
---------------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $38,522)                                                                         $           171
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT                     $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BOND - 0%
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Fortis Capital Co., 6.25%, 2049 (Identified Cost, $135,348)                     EUR            155,000            $       209,142
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                           PAR VALUE
ISSUE/EXPIRATION/STRIKE PRICE                                                              OF CONTRACTS                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0%
---------------------------------------------------------------------------------------------------------------------------------
Japanese Yen - August 2005 @ $111.90 (Premiums Paid, $56,820)                            $ 671,400,000            $        50,355
---------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil - August 2005 @ $114.75 (Premiums Paid, $3,443)               $      75,000            $           270
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT                     $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., 3.3%, dated 7/29/05, due 8/1/05, total to be received
$22,325,138 (secured by various U.S. Treasury and Federal Agency obligations
in a jointly traded account)                                                             $  22,319,000            $    22,319,000
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.3%, dated 7/29/05, due 8/1/05, total to be received
$8,880,441 (secured by various U.S. Treasury and Federal Agency obligations
in a jointly traded account)                                                                 8,878,000                  8,878,000
---------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                                              $    31,197,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $533,810,387) ~                                                               $   544,084,702
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.7%                                                                                  15,137,693
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   559,222,395
---------------------------------------------------------------------------------------------------------------------------------
   *  Non-income producing security.
  **  Non-income producing security - in default.
   ^  Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
   #  SEC Rule 144A restriction.
  ##  All or a portion of the security has been segregated as collateral for an open futures contract.
   ~  As of July 31, 2005, the trust had six securities representing $635,872 and 0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
 FRN  = Floating Rate Note.
 N/A  = Strike price and first exercise date have not been made available by the issuer.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

              ARS= Argentine Peso
              AUD= Australian Dollar
              BRL= Brazilian Real
              CAD= Canadian Dollar
              CHF= Swiss Franc
              CLP= Chilean Peso
              CNY= Chinese Yuan Renminbi
              COP= Colombian Peso
              CZK= Czech Koruna
              DKK= Danish Krone
              EUR= Euro
              GBP= British Pound
              HUF= Hungarian Forint
              ILS= Israeli Sheqel
              INR= Indian Rupee
              JPY= Japanese Yen
              KRW= Korean Won
              MXN= Mexican Peso
              NOK= Norwegian Krone
              NZD= New Zealand Dollar
              PLN= Polish Zloty
              RUB= Russian Ruble
              SGD= Singapore Dollar
              SKK= Slovakian Koruna
              THB= Thailand Baht
              TRY= Turkish Lira
              TWD= Taiwan Dollar
              UYU= Uruguayan Peso
              ZAR= South African Rand

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2005, are as follows:

        -----------------------------
        United States           69.6%
        -----------------------------
        Great Britain            3.0%
        -----------------------------
        Germany                  2.9%
        -----------------------------
        Mexico                   2.5%
        -----------------------------
        Russia                   2.5%
        -----------------------------
        France                   2.2%
        -----------------------------
        Canada                   2.0%
        -----------------------------
        Ireland                  1.9%
        -----------------------------
        Spain                    1.8%
        -----------------------------
        Other                   11.6%
        -----------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MULTIMARKET INCOME TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 7/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust as computed on a federal income tax basis, are as follows:

Aggregate Cost                                         $ 536,693,548
                                                       =============
Gross unrealized appreciation                          $  16,957,766
Gross unrealized depreciation                             (9,566,612)
                                                       -------------
Net unrealized appreciation (depreciation)             $   7,391,154
                                                       =============

(2) Financial Instruments

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                          NET UNREALIZED
                                           CONTRACTS TO                                 CONTRACTS         APPRECIATION
SETTLEMENT DATE                          DELIVER/RECEIVE      IN EXCHANGE FOR           AT VALUE          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
SALES
8/29/05-9/19/05                ARS            766,179         $     266,262           $     267,510       $      (1,248)
8/8/05                         AUD          1,202,024               901,147                 911,240             (10,093)
8/8/05-8/24/05                 EUR         77,089,412            93,974,053              93,588,208             385,845
9/6/05                         GBP          3,963,960             7,059,428               6,964,815              94,613
8/25/05                        MXN          1,617,720               150,000                 151,909              (1,909)
8/8/05-9/1/05                  NZD         10,246,915             7,094,386               6,990,906             103,480
8/11/05-8/29/05                PLN            338,080                98,901                 100,710              (1,809)
8/1/05                         TRY             50,000                37,202                  37,676                (474)
                                                              -------------           -------------       -------------
                                                              $ 109,581,379           $ 109,012,974       $     568,405
                                                              =============           =============       =============

PURCHASES
8/16/05-9/19/05                ARS            689,100         $     240,000           $     240,557       $         557
8/25/05-8/29/05                BRL            170,580                70,000                  71,423               1,423
09/07/05                       CHF          1,653,052             1,325,836               1,287,203             (38,633)
8/5/05-8/22/05                 CLP         75,034,500               130,000                 133,924               3,924
08/26/05                       CNY          1,833,975               225,000                 226,778               1,778
08/29/05                       COP        232,500,000               100,302                 100,685                 383
08/11/05                       CZK          6,265,197               247,636                 252,093               4,457
08/15/05                       DKK            450,944                72,354                  73,381               1,027
8/8/05-8/24/05                 EUR         23,987,363            29,141,828              29,114,492             (27,336)
08/26/05                       HUF         54,885,360               270,291                 271,151                 860
08/08/05                       ILS          1,200,000               261,097                 265,381               4,284
08/31/05                       INR          2,179,500                50,219                  50,123                 (96)
08/22/05                       KRW         62,100,000                60,000                  60,688                 688
08/08/05                       MXN          6,483,375               600,813                 610,670               9,857
09/07/05                       NOK          4,677,083               706,508                 722,473              15,965
08/22/05                       PLN          1,308,357               384,811                 389,719               4,908
08/22/05                       RUB          2,805,000                97,582                  97,933                 351
8/26/05-8/29/05                SGD            880,951               531,013                 530,688                (325)
08/08/05                       SKK          7,572,655               235,857                 235,776                 (81)
08/25/05                       THB          4,265,000               103,119                 102,255                (864)
8/1/05-9/1-05                  TRY            829,237               616,012                 621,857               5,845
08/11/05                       TWD          3,200,000               100,000                 100,492                 492
8/24/05-8/25/05                ZAR          1,494,290               225,129                 226,662               1,533
                                                              -------------           -------------       -------------
                                                              $  35,795,407           $  35,786,404       $      (9,003)
                                                              =============           =============       =============


At July 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $661,312 with Merrill Lynch International.

At July 31, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts


                                                                                                                     Unrealized
                                                                                                                    Appreciation
Description                                                Expiration        Contracts        Position             (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year Futures                        September 2005       134              Short            $       125,154
U.S. Treasury Notes 2 Year Futures                         September 2005       243              Short                    295,154
U.S. Treasury Notes 5 Year Futures                         September 2005         1              Short                      1,543
                                                                                                                  ---------------
                                                                                                                  $       421,851
                                                                                                                  ===============

At July 31, 2005, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.


The Trust is a closed-end investment product. Shares of the Trust are only available for purchase/sale on the NYSE at the current market price. Shares may trade at a premium or discount to NAV.

(C)2005 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: September 20, 2005
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: September 20, 2005
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 20, 2005
      ------------------


* Print name and title of each signing officer under his or her signature.